Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES
21.	INVENTORIES

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Work in progress	5,089	2,736	374
Finished goods	11,078	3,861	530

Total	16,167	6,597	904